Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Revenue		$ 18,586,528	$ 24,021,196	$ 13,256,080
Cost of revenue		16,680,941	22,615,318	12,271,114
Gross Profit		1,905,587	1,405,878	984,966
Operating expenses:
General and administrative expenses		758,726	588,732	421,181
Total operating expenses		758,726	588,732	421,181
Income from operations		1,146,861	817,146	563,785
Other income (expense):
Interest income		3,481	108	21
Interest expense		(1,066)	(2,755)	(78)
Other income		120,367	122,289	78,622
Total other income (expense)		122,782	119,642	78,565
Income before income taxes		1,269,643	936,788	642,350
Income taxes provision		192,251	126,561	77,592
Net income attributable to Globavend Holdings Limited		1,077,392	810,227	564,758
Comprehensive income		$ 1,077,392	$ 810,227	$ 564,758
Earnings per share - Basic		$ 0.08	$ 0.06	$ 0.04
Earnings per share - Diluted		$ 0.08	$ 0.06	$ 0.04
Weighted Average Number of Ordinary Shares Outstanding - Basic	[1]	13,125,000	13,125,000	13,125,000
Weighted Average Number of Ordinary Shares Outstanding - Diluted	[1]	13,125,000	13,125,000	13,125,000
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue		$ 18,586,528	$ 24,021,196	$ 13,240,959
Cost of revenue		10,521,866	16,621,775	12,271,114
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue				15,121
Cost of revenue		$ 6,159,075	$ 5,993,543

[1]	Shares presented on a retroactive basis to reflect the reorganization.